Cash flow information - Supplementary Information Regarding Other Non-Cash Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investing activities
Tax prepayment		$ 20,802
Change in accounts payable and accrued liabilities related to purchase of property, plant and equipment	$ 110,782	$ 106,227